Significant Events After the Balance Sheet Date (Details) - USD ($)	Jan. 07, 2025	Dec. 23, 2024
Wannaby Inc acquisition
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		100.00%
Wannaby Inc acquisition
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid (received)	$ 6,045,000
Wannaby Inc acquisition | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Estimated financial effect, contingent liabilities in business combination	500
Wannaby Inc acquisition | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Estimated financial effect, contingent liabilities in business combination	$ 0